Loss Per Common Share - Antidilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)	4,796,732	3,683,826	3,672,620	3,089,352
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)	413,320	0	413,320	0